Financial instruments - fair value of the convertible senior secured notes (Details) - Financial liabilities at fair value through profit and loss	Dec. 31, 2021
Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities	9.0
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities	1.25
Dividend yield.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities	0
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities	52.5
Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities	21.8